                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21331

                 Wells Fargo Advantage Multi-Sector Income Fund
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                    Date of fiscal year end: October 31, 2009

                     Date of reporting period: July 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND (FORMERLY, EVERGREEN MULTI-SECTOR INCOME FUND)

CORPORATE BONDS & NOTES(f): 70.72%

                                                                                       INTEREST
   PRINCIPAL                                 SECURITY NAME                               RATE     MATURITY DATE        VALUE
---------------   ------------------------------------------------------------------   --------   -------------   ---------------
AUSTRALIA: 1.22%
      3,405,000   FMG FINANCE PROPERTY LIMITED++ (Financials, Real Estate
                  Management & Development, USD)                                         10.63%     09/01/2016    $     3,881,700
        475,000   GRIFFIN COAL MINING COMPANY LIMITED (Energy, Oil, Gas &
                  Consumable Fuels, USD)                                                  9.50      12/01/2016            285,000
      5,810,000   GRIFFIN COAL MINING COMPANY LIMITED++#### (Energy, Oil, Gas
                  & Consumable Fuels, USD)                                                9.50      12/31/2049          3,486,000
        725,000   RABOBANK AUSTRALIA LIMITED (Financials, Commercial Banks,
                  NZD)                                                                    6.25      11/22/2011            538,131
                                                                                                                        8,190,831
                                                                                                                  ---------------
AUSTRIA: 0.97%
      1,170,000   PE PAPER ESCROW GMBH++ (Materials, Paper & Forest Products,
                  USD)                                                                   12.00      08/01/2014          1,316,250
      2,085,000   SAPPI LIMITED++ (Materials, Paper & Forest Products, USD)               6.75      06/15/2012          2,082,394
      3,860,000   SAPPI LIMITED++ (Materials, Paper & Forest Products, USD)               7.50      06/15/2032          3,107,300
                                                                                                                        6,505,944
                                                                                                                  ---------------
BERMUDA: 1.55%
        250,000   CENTRAL EUROPEAN MEDIA ENTERPRISES LIMITED FRN (Consumer
                  Discretionary, Media, EUR)                                              2.60      05/15/2014            247,599
      1,335,000   DIGICEL GROUP LIMITED++ (Telecommunication Services,
                  Wireless Telecommunication Services, USD)                              12.00      04/01/2014          1,515,225
        570,000   GLOBAL CROSSING LIMITED++ (Telecommunication Services,
                  Diversified Telecommunication Services, USD)                           12.00      09/15/2015            632,700
      2,495,000   INTELSAT LIMITED (Telecommunication Services, Wireless
                  Telecommunication Services, USD)                                        8.50      01/15/2013          2,532,425
        275,000   INTELSAT LIMITED (Telecommunication Services, Wireless
                  Telecommunication Services, USD)                                       11.25      06/15/2016            297,000
        234,000   INTELSAT LIMITED++ (Telecommunication Services, Wireless
                  Telecommunication Services, USD)                                        8.88      01/15/2015            242,775
        850,000   INTELSAT LIMITED++ (Telecommunication Services, Wireless
                  Telecommunication Services, USD)                                        8.50      11/01/2019            898,875
         60,000   NCL CORPORATION LIMITED (Consumer Discretionary, Hotels,
                  Restaurants & Leisure, USD)                                            11.75      11/15/2016             66,675
      4,020,000   SHIP FINANCE INTERNATIONAL LIMITED (Financials, Consumer
                  Finance, USD)                                                           8.50      12/15/2013          3,989,850
                                                                                                                       10,423,124
                                                                                                                  ---------------
CANADA: 1.87%
        380,000   BOMBARDIER INCORPORATED (Industrials, Aerospace & Defense, EUR)         7.25      11/15/2016            519,957
        625,000   CONNACHER OIL & GAS LIMITED++ (Energy, Oil, Gas & Consumable
                  Fuels, USD)                                                            11.75      07/15/2014            689,063
      2,550,000   CONNACHER OIL & GAS LIMITED++ (Energy, Oil, Gas & Consumable
                  Fuels, USD)                                                            10.25      12/15/2015          2,581,875
        475,000   NOVA CHEMICALS CORPORATION++ (Materials, Chemicals, USD)                8.38      11/01/2016            486,281
        675,000   NOVA CHEMICALS CORPORATION++ (Materials, Chemicals, USD)                8.63      11/01/2019            700,313
      1,030,000   NOVELIS INCORPORATED (Materials, Metals & Mining, USD)                  7.25      02/15/2015          1,053,175
        855,000   OPTI CANADA INCORPORATED++ (Energy, Oil, Gas & Consumable
                  Fuels, USD)                                                             9.00      12/15/2012            869,963
      2,420,000   OPTI CANADA INCORPORATED (Energy, Oil, Gas & Consumable
                  Fuels, USD)                                                             7.88      12/15/2014          2,093,300
      1,120,000   OPTI CANADA INCORPORATED (Energy, Oil, Gas & Consumable
                  Fuels, USD)                                                             8.25      12/15/2014            973,000
      2,050,000   TECK RESOURCES LIMITED (Materials, Metals & Mining, USD)               10.75      05/15/2019          2,560,040
                                                                                                                       12,526,967
                                                                                                                  ---------------

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND (FORMERLY, EVERGREEN MULTI-SECTOR INCOME FUND)

                                                                                       INTEREST
   PRINCIPAL                                 SECURITY NAME                               RATE     MATURITY DATE        VALUE
---------------   ------------------------------------------------------------------   --------   -------------   ---------------
CAYMAN ISLANDS: 0.78%
      1,515,000   P2021 RIG COMPANY++ (Energy, Oil, Gas & Consumable Fuels,
                  USD)                                                                   13.50%     12/15/2013    $     1,568,025
      2,150,000   PETROPLUS FINANCE LIMITED (Financials, Consumer Finance, USD)           5.75      01/20/2020          2,285,822
        635,000   PREFERRED TERM SECURITIES XII LIMITED FRN####
                  (i)(Financials, Diversified Financial Services, USD)                    0.96      12/24/2033                191
      1,405,000   RDS ULTRA-DEEPWATER LIMITED@ (Energy, Oil, Gas & Consumable
                  Fuels, USD)                                                            11.88      03/15/2017          1,376,900
                                                                                                                        5,230,938
                                                                                                                  ---------------
DENMARK: 1.67%
     36,100,000   NYKREDIT (Financials, Commercial Banks, DKK)                            4.00      10/01/2041          6,097,109
     30,450,000   REALKREDIT DANMARK (Financials, Commercial Banks, DKK)                  4.00      10/01/2041          5,149,509
                                                                                                                       11,246,618
                                                                                                                  ---------------
FRANCE: 1.28%
      1,850,000   FRANCE TELECOM (Telecommunication Services, Diversified
                  Telecommunication Services, EUR)                                        7.25      01/28/2013          2,701,037
      2,000,000   FRANCE TELECOM (Telecommunication Services, Diversified
                  Telecommunication Services, EUR)                                        4.75      02/21/2017          2,876,262
        200,000   REXEL SA (Industrials, Trading Companies & Distributors, EUR)           8.25      12/15/2016            276,268
      2,000,000   VEOLIA ENVIRONNEMENT SA (Utilities, EUR)                                4.00      02/12/2016          2,725,224
                                                                                                                        8,578,791
                                                                                                                  ---------------
GERMANY: 1.67%
        350,000   HEIDELBERGCEMENT AG (Industrials, Building Products, EUR)               8.00      01/31/2017            465,453
      1,225,000   KFW BANKENGRUPPE (Financials, Commercial Banks, AUD)                    6.25      12/04/2019          1,111,450
        910,000   KFW BANKENGRUPPE (Financials, Commercial Banks, EUR)                    3.88      01/21/2019          1,274,469
      4,139,000   KFW BANKENGRUPPE (Financials, Commercial Banks, NZD)                    6.38      02/17/2015          3,159,261
      4,000,000   KFW BANKENGRUPPE (Financials, Commercial Banks, EUR)                    4.88      06/17/2019          4,534,480
        470,000   UPC HOLDING BV (Consumer Discretionary, Media, EUR)                     9.63      12/01/2019            647,698
                                                                                                                       11,192,811
                                                                                                                  ---------------
IRELAND: 0.16%
        400,000   ARDAGH GLASS FINANCE (Financials, Consumer Finance, EUR)                8.75      02/01/2020            538,201
        400,000   SMURFIT KAPPA FUNDING PLC (Financials, Consumer Finance, EUR)           7.25      11/15/2017            531,685
                                                                                                                        1,069,886
                                                                                                                  ---------------
LUXEMBOURG: 3.46%
      2,330,000   EUROPEAN INVESTMENT BANK (Financials, Commercial Banks, EUR)            3.13      03/03/2017          3,142,756
      8,530,000   EUROPEAN INVESTMENT BANK (Financials, Commercial Banks, AUD)            6.13      01/23/2017          7,822,104
      2,300,000   EUROPEAN INVESTMENT BANK (Financials, Commercial Banks, EUR)            4.25      10/15/2014          3,289,154
      1,900,000   EUROPEAN INVESTMENT BANK (Financials, Commercial Banks, EUR)            3.13      04/15/2014          2,597,191
      1,000,000   HARSCO CORPORATION (Industrials, Machinery, GBP)                        7.25      10/27/2010          1,581,043
      3,660,000   WIND ACQUISITION FINANCE SA++ (Financials, Consumer Finance, USD)      11.75      07/15/2017          3,888,750
        350,000   WIND ACQUISITION FINANCE SPA (Financials, Consumer Finance, EUR)       11.75      07/15/2017            476,627
        300,000   WIND ACQUISITION FINANCE SPA (Financials, Consumer Finance, EUR)       11.00      12/01/2015            404,628
                                                                                                                       23,202,253
                                                                                                                  ---------------
MEXICO: 2.14%
      1,090,000   DESARROLLADORA HOMEX SAB DE CV++ (Consumer Discretionary,
                  Household Durables, USD)                                                9.50      12/11/2019          1,183,958
      5,355,000   KANSAS CITY SOUTHERN DE MEXICO (Industrials, Road & Rail, USD)          7.38      06/01/2014          5,529,038
        511,000   KANSAS CITY SOUTHERN DE MEXICO (Industrials, Road & Rail, USD)         12.50      04/01/2016            614,478

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND (FORMERLY, EVERGREEN MULTI-SECTOR INCOME FUND)

                                                                                       INTEREST
   PRINCIPAL                                 SECURITY NAME                               RATE     MATURITY DATE        VALUE
---------------   ------------------------------------------------------------------   --------   -------------   ---------------
MEXICO (continued)
      6,660,000   KANSAS CITY SOUTHERN DE MEXICO++ (Industrials, Road & Rail, USD)        8.00%     02/01/2018    $     7,059,600
                                                                                                                       14,387,074
                                                                                                                  ---------------
NETHERLANDS: 0.69%
        335,000   CEMEX FINANCE LIMITED LIABILITY CORPORATION (Financials,
                  Consumer Finance, EUR)                                                  9.63      12/14/2017            415,195
      1,000,000   E.ON AG (Utilities, Diversified Telecommunication Services, USD)        5.80      04/30/2018          1,130,967
        500,000   NEW WORLD RESOURCES NV (Materials, Metals & Mining, EUR)                7.38      05/15/2015            651,575
      1,405,000   NXP FUNDING LIMITED LIABILITY CORPORATION (Financials, Consumer
                  Finance, USD)                                                           9.50      10/15/2015          1,376,900
        400,000   OWENS-ILLINOIS EUROPEAN GROUP BV (Financials, Consumer Finance,
                  EUR)                                                                    6.88      03/31/2017            526,473
        400,000   ZIGGO BOND COMPANY BV (Consumer Discretionary, Media, EUR)              8.00      05/15/2018            530,382
                                                                                                                        4,631,492
                                                                                                                  ---------------
SOUTH AFRICA: 0.05%
        250,000   SAVCIO HOLDINGS LIMITED (Industrials, Machinery, EUR)                   8.00      02/15/2013            322,530
                                                                                                                  ---------------
SPAIN: 0.51%
        800,000   INAER AVIATION FINANCE LIMITED(a) (Aerospace, Airlines, EUR)            9.50      08/01/2017          1,018,376
      1,800,000   INSTITUTO DE CREDITO OFICIAL (Financials, Commercial Banks, EUR)        4.38      05/23/2012          2,419,991
                                                                                                                        3,438,367
                                                                                                                  ---------------
SWITZERLAND: 0.33%
      2,450,000   EUROFIMA (Financials, Commercial Banks, AUD)                            6.25      12/28/2018          2,232,063
                                                                                                                  ---------------
UNITED KINGDOM: 2.01%
      1,100,000   BRITISH AMERICAN TOBACCO FINANCE PLC (Financials, Consumer
                  Finance, EUR)                                                           5.38      06/29/2017          1,608,870
      1,700,000   IMPERIAL TOBACCO GROUP PLC (Consumer Staples, Tobacco, EUR)             8.38      02/17/2016          2,742,208
        335,000   INFINIS PLC (Utilities, Multi-Utilities, GBP)                           9.13      12/15/2014            544,063
        450,000   ISS FINANCING PLC (Financials, Consumer Finance, EUR)                  11.00      06/15/2014            645,060
        400,000   KERLING PLC (Materials, Chemicals, EUR)                                10.63      01/28/2017            540,808
        500,000   MARKS & SPENCER GROUP PLC (Consumer Discretionary, Multiline
                  Retail, GBP)                                                            6.38      11/07/2011            818,085
      3,000,000   NATIONAL GRID PLC (Utilities, Electric Utilities, EUR)                  4.38      03/10/2020          4,005,742
        700,000   NATIONWIDE BUILDING SOCIETY FRN (Financials, Thrifts &
                  Mortgage Finance, EUR)                                                  3.75      01/20/2015            920,780
        985,000   VEDANTA RESOURCES PLC++ (Materials, Metals & Mining, USD)               9.50      07/18/2018          1,083,500
        300,000   VIRGIN MEDIA FINANCE PLC (Financials, Consumer Finance, GBP)            8.88      10/15/2019            508,451
        100,000   VIRGIN MEDIA FINANCE PLC (Financials, Consumer Finance, USD)            9.13      08/15/2016            107,500
                                                                                                                       13,525,067
                                                                                                                  ---------------
UNITED STATES: 50.36%
        975,000   ADVANCED MICRO DEVICES INCORPORATED (Information Technology,
                  Semiconductors & Semiconductor Equipment, USD)                          5.75      08/15/2012            979,875
      1,145,000   AES CORPORATION (Utilities, Multi-Utilities, USD)                       8.88      02/15/2011          1,173,625
      1,980,000   ALLIANT TECHSYSTEMS INCORPORATED (Industrials, Aerospace &
                  Defense, USD)                                                           6.75      04/01/2016          1,975,050
        615,000   ALON REFINING KROTZ SPRINGS INCORPORATED (Energy, Oil, Gas
                  & Consumable Fuels, USD)                                               13.50      10/15/2014            604,238
      3,175,000   AMERICAN ACHIEVEMENT CORPORATION (Consumer Discretionary,
                  Specialty Retail, USD)                                                  8.25      04/01/2012          3,135,313
        205,000   AMERICAN ACHIEVEMENT CORPORATION SENIOR DISCOUNT NOTE(oo)
                  (Consumer Discretionary, Specialty Retail, USD)                        10.25      10/01/2012            202,950
      1,025,000   AMERICAN GENERAL FINANCE CORPORATION (Financials, Consumer
                  Finance, USD)                                                           6.90      12/15/2017            873,813

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND (FORMERLY, EVERGREEN MULTI-SECTOR INCOME FUND)

                                                                                       INTEREST
   PRINCIPAL                                 SECURITY NAME                               RATE     MATURITY DATE        VALUE
---------------   ------------------------------------------------------------------   --------   -------------   ---------------
UNITED STATES (continued)
      1,025,000   AMERISTAR CASINOS INCORPORATED (Consumer Discretionary,
                  Hotels, Restaurants & Leisure, USD)                                     9.25%     06/01/2014    $     1,094,188
        460,000   AMSTED INDUSTRIES INCORPORATED++ (Industrials, Road & Rail, USD)        8.13      03/15/2018            471,500
      2,000,000   ANHEUSER-BUSCH INBEV (Consumer Staples, Beverages, USD)                 6.88      11/15/2019          2,398,996
      1,090,000   APRIA HEALTHCARE GROUP++ (Health Care, Health Care Providers &
                  Services, USD)                                                         11.25      11/01/2014          1,166,300
      6,545,000   AQUILA INCORPORATED STEP BOND(oo) (Utilities, Diversified
                  Telecommunication Services, USD)                                       11.88      07/01/2012          7,527,653
        555,000   ATLAS ENERGY RESOURCES LIMITED LIABILITY CORPORATION (Energy,
                  Oil, Gas & Consumable Fuels, USD)                                      12.13      08/01/2017            641,025
        600,000   BANK OF AMERICA CORPORATION (Financials, Diversified Financial
                  Services, EUR)                                                          7.00      06/15/2016            889,923
        820,000   BIO-RAD LABORATORIES INCORPORATED (Health Care,
                  Pharmaceuticals, USD)                                                   8.00      09/15/2016            877,400
        540,000   BIOMET INCORPORATED (Health Care, Health Care Equipment &
                  Supplies, USD)                                                         10.38      10/15/2017            598,050
        700,000   BIOMET INCORPORATED@ (Health Care, Health Care Equipment &
                  Supplies, USD)                                                         11.63      10/15/2017            784,875
        135,000   BOYD GAMING CORPORATION (Consumer Discretionary, Hotels,
                  Restaurants & Leisure, USD)                                             7.75      12/15/2012            135,675
        110,000   BRISTOW GROUP INCORPORATED (Energy, Energy Equipment & Services,
                  USD)                                                                    6.13      06/15/2013            110,275
        985,000   BRISTOW GROUP INCORPORATED (Energy, Energy Equipment &
                  Services, USD)                                                          7.50      09/15/2017            980,075
      1,310,000   CABLEVISION SYSTEMS CORPORATION (Consumer Discretionary,
                  Media, USD)                                                             8.63      09/15/2017          1,406,613
        905,000   CALIFORNIA STEEL INDUSTRIES INCORPORATED (Materials, Metals &
                  Mining, USD)                                                            6.13      03/15/2014            873,325
      2,375,000   CALPINE CORPORATION (Utilities, Independent Power Producers &
                  Energy Traders, USD)                                                    7.25      10/15/2017          2,369,063
      1,925,000   CAPITALSOURCE INCORPORATED++ (Financials, Commercial Banks,
                  USD)                                                                   12.75      07/15/2014          2,225,781
      1,795,000   CARRIAGE SERVICES INCORPORATED (Consumer Discretionary,
                  Diversified Consumer Services, USD)                                     7.88      01/15/2015          1,781,538
      1,945,000   CASELLA WASTE SYSTEMS INCORPORATED++ (Industrials, Commercial
                  Services & Supplies, USD)                                              11.00      07/15/2014          2,122,481
      8,410,929   CCH II LIMITED LIABILITY CORPORATION (Consumer Discretionary,
                  Media, USD)                                                            13.50      11/30/2016          9,987,978
        500,000   CCO HOLDINGS LIMITED LIABILITY CORPORATION (Consumer
                  Discretionary, Media, USD)                                              8.13      04/30/2020            528,750
        904,000   CHARTER COMMUNICATIONS INCORPORATED(oo) (Consumer Discretionary,
                  Media, USD)                                                             8.00      04/30/2012            953,720
      5,140,000   CHARTER COMMUNICATIONS INCORPORATED(oo) (Consumer Discretionary,
                  Media, USD)                                                            10.88      09/15/2014          5,756,800
      2,250,000   CHESAPEAKE ENERGY CORPORATION (Energy, Oil, Gas & Consumable
                  Fuels, USD)                                                             9.50      02/15/2015          2,525,625
      1,410,000   CINCINNATI BELL INCORPORATED (Telecommunication Services,
                  Diversified Telecommunication Services, USD)                            8.25      10/15/2017          1,395,900
      4,155,000   CITIZENS COMMUNICATIONS COMPANY (Telecommunication Services,
                  Diversified Telecommunication Services, USD)                            7.88      01/15/2027          4,019,963
        545,000   CLEARWATER PAPER CORPORATION++ (Materials, Paper & Forest
                  Products, USD)                                                         10.63      06/15/2016            602,225
        940,000   CLEARWIRE COMMUNICATIONS FINANCE CORPORATION (Financials,
                  Consumer Finance, USD)                                                 12.00      12/01/2015            984,650
      1,450,000   CLEARWIRE COMMUNICATIONS FINANCE CORPORATION (Financials,
                  Consumer Finance, USD)                                                 12.00      12/01/2015          1,515,250
        630,000   CLEAVER-BROOKS INCORPORATED (Energy, Energy Equipment &
                  Services, USD)                                                         12.25      05/01/2016            622,125
         55,000   CMS ENERGY CORPORATION (Utilities, Diversified
                  Telecommunication Services, USD)                                        8.75      06/15/2019             62,805
        675,000   COFFEYVILLE RESOURCES (Energy, Oil, Gas & Consumable Fuels, USD)       10.88      04/01/2017            681,750
      2,021,000   COMMERCIAL VEHICLE GROUP INCORPORATED++@ (Industrials,
                  Machinery, USD)                                                        13.00      02/15/2013          2,036,158

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND (FORMERLY, EVERGREEN MULTI-SECTOR INCOME FUND)

                                                                                       INTEREST
   PRINCIPAL                                 SECURITY NAME                               RATE     MATURITY DATE         VALUE
---------------   ------------------------------------------------------------------   --------   -------------   ---------------
UNITED STATES (continued)
        500,000   COMMERCIAL VEHICLE GROUP INCORPORATED (Industrials, Machinery, USD)     8.00%     07/01/2013    $       423,750
        825,000   CONSOL ENERGY INCORPORATED (Energy, Oil, Gas & Consumable Fuels,
                  USD)                                                                    8.25      04/01/2020            886,875
      1,895,000   COOPER TIRE & RUBBER COMPANY (Consumer Discretionary, Auto
                  Components, USD)                                                        7.63      03/15/2027          1,705,500
        815,000   CORRECTIONS CORPORATION OF AMERICA (Industrials, Commercial
                  Services & Supplies)                                                    6.25      03/15/2013            827,225
        620,000   CORRECTIONS CORPORATION OF AMERICA (Industrials, Commercial
                  Services & Supplies, USD)                                               7.75      06/01/2017            661,850
      1,900,000   CPG INTERNATIONAL INCORPORATED (Materials, Construction Materials,
                  USD)                                                                   10.50      07/01/2013          1,919,000
        620,000   CPG INTERNATIONAL INCORPORATED FRN (Materials, Construction
                  Materials, USD)                                                         7.50      07/01/2012            601,400
      1,315,000   CPM HOLDINGS INCORPORATED++ (Industrials, Machinery, USD)              10.63      09/01/2014          1,420,200
        800,000   CRICKET COMMUNICATIONS INCORPORATED (Telecommunication Services,
                  Wireless Telecommunication Services, USD)                               9.38      11/01/2014            827,000
        355,000   CRICKET COMMUNICATIONS INCORPORATED (Telecommunication Services,
                  Wireless Telecommunication Services, USD)                               7.75      05/15/2016            367,425
         75,000   CROWN CASTLE INTERNATIONAL CORPORATION (Telecommunication Services,
                  Wireless Telecommunication Services, USD)                               7.13      11/01/2019             77,813
      2,475,000   DA-LITE SCREEN COMPANY INCORPORATED++ (Information Technology,
                  Electronic Equipment & Instruments, USD)                               12.50      04/01/2015          2,487,375
         75,000   DELTA AIR LINES INCORPORATED++ (Industrials, Airlines, USD)            12.25      03/15/2015             82,219
        340,000   DIGITALGLOBE INCORPORATED++ (Telecommunication Services,
                  Diversified Telecommunication Services, USD)                           10.50      05/01/2014            371,025
        480,000   DISH DBS CORPORATION (Consumer Discretionary, Media, USD)               7.88      09/01/2019            510,000
      1,452,000   DOLE FOOD COMPANY INCORPORATED (Consumer Staples, Food
                  Products, USD)                                                         13.88      03/15/2014          1,749,660
      5,060,000   DUPONT FABROS TECHNOLOGY INCORPORATED++ (Financials, Real Estate
                  Investment Trusts, USD)                                                 8.50      12/15/2017          5,382,575
      1,035,000   DYNEGY HOLDINGS INCORPORATED (Utilities, Multi-Utilities, USD)          6.88      04/01/2011          1,045,350
      2,165,000   DYNEGY HOLDINGS INCORPORATED (Utilities, Multi-Utilities, USD)          7.63      10/15/2026          1,363,950
        800,000   E*TRADE FINANCIAL CORPORATION (Financials, Capital Markets, USD)        7.38      09/15/2013            767,000
      4,291,000   E*TRADE FINANCIAL CORPORATION@ (Financials, Capital Markets, USD)      12.50      11/30/2017          4,827,375
        645,000   EDGEN MURRAY CORPORATION++ (Materials, Metals & Mining, USD)           12.25      01/15/2015            540,188
         60,000   EDISON MISSION ENERGY (Utilities, Diversified Telecommunication
                  Services, USD)                                                          7.00      05/15/2017             40,800
      1,260,000   EDISON MISSION ENERGY (Utilities, Diversified Telecommunication
                  Services, USD)                                                          7.20      05/15/2019            850,500
        445,000   EL PASO CORPORATION (Energy, Oil, Gas & Consumable Fuels, USD)         12.00      12/12/2013            531,775
        800,000   EL PASO CORPORATION (Energy, Oil, Gas & Consumable Fuels, USD)          7.42      02/15/2037            730,734
      4,342,267   ENERGY FUTURE HOLDINGS CORPORATION FRN@ (Utilities, Diversified
                  Telecommunication Services, USD)                                       12.00      11/01/2017          2,822,474
      1,010,000   EQUINIX INCORPORATED (Information Technology, Internet Software &
                  Services, USD)                                                          8.13      03/01/2018          1,052,925
      2,760,000   EXOPACK HOLDING CORPORATION (Materials, Containers & Packaging,
                  USD)                                                                   11.25      02/01/2014          2,804,850
      1,180,000   FIRST DATA CORPORATION (Information Technology, IT Services, USD)       9.88      09/24/2015            949,900
      3,449,903   FIRST DATA CORPORATION@ (Information Technology, IT Services, USD)     10.55      09/24/2015          2,647,801
      2,535,000   FORBES ENERGY SERVICES LIMITED (Energy, Energy Equipment &
                  Services, USD)                                                         11.00      02/15/2015          2,275,163
      2,815,000   FORD MOTOR CREDIT COMPANY LIMITED LIABILITY CORPORATION
                  (Financials, Consumer Finance, USD)                                     9.88      08/10/2011          2,969,634
        535,000   FOREST OIL CORPORATION (Energy, Oil, Gas & Consumable Fuels, USD)       8.50      02/15/2014            573,788
        770,000   FOREST OIL CORPORATION (Energy, Oil, Gas & Consumable Fuels, USD)       7.25      06/15/2019            779,625
      2,485,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED (Materials, Metals &
                  Mining, USD)                                                            8.38      04/01/2017          2,776,988
        200,000   FRONTIER COMMUNICATIONS CORPORATION (Telecommunication Services,
                  Diversified Telecommunication Services, USD)                            8.25      05/01/2014            215,000
      2,345,000   FRONTIER COMMUNICATIONS CORPORATION (Telecommunication Services,
                  Diversified Telecommunication Services, USD)                            8.13      10/01/2018          2,485,700
        475,000   GENCORP INCORPORATED (Industrials, Aerospace & Defense, USD)            9.50      08/15/2013            482,125
      2,000,000   GENERAL ELECTRIC CAPITAL CORPORATION (Financials, Consumer
                  Finance, NZD)                                                           7.63      12/10/2014          1,533,696
      1,200,000   GEO GROUP INCORPORATED++ (Industrials, Commercial Services &
                  Supplies, USD)                                                          7.75      10/15/2017          1,239,000

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND (FORMERLY, EVERGREEN MULTI-SECTOR INCOME FUND)

                                                                                       INTEREST
   PRINCIPAL                                 SECURITY NAME                               RATE     MATURITY DATE         VALUE
---------------   ------------------------------------------------------------------   --------   -------------   ---------------
UNITED STATES (continued)
        485,000   GEOEYE INCORPORATED++ (Industrials, Aerospace & Defense, USD)           9.63%     10/01/2015    $       509,250
      1,080,000   GEORGIA PACIFIC CORPORATION++ (Materials, Paper & Forest
                  Products, USD)                                                          8.88      05/15/2031          1,209,600
      1,000,000   GEORGIA PACIFIC CORPORATION (Materials, Paper & Forest Products,
                  USD)                                                                    7.00      01/15/2015          1,038,750
         59,000   GMAC LIMITED LIABILITY CORPORATION (Financials, Consumer Finance,
                  USD)                                                                    6.88      09/15/2011             60,180
      1,244,000   GMAC LIMITED LIABILITY CORPORATION (Financials, Consumer Finance,
                  USD)                                                                    6.88      08/28/2012          1,271,990
      3,620,000   GMAC LIMITED LIABILITY CORPORATION (Financials, Consumer Finance,
                  USD)                                                                    7.50      12/31/2013          3,742,175
      1,298,000   GMAC LIMITED LIABILITY CORPORATION (Financials, Consumer Finance,
                  USD)                                                                    6.75      12/01/2014          1,291,510
      2,545,000   GMAC LIMITED LIABILITY CORPORATION (Financials, Consumer Finance,
                  USD)                                                                    8.00      12/31/2018          2,459,106
      1,575,000   GMAC LIMITED LIABILITY CORPORATION (Financials, Consumer Finance,
                  USD)                                                                    8.00      03/15/2020          1,624,219
      2,684,000   GMAC LIMITED LIABILITY CORPORATION (Financials, Consumer Finance,
                  USD)                                                                    8.00      11/01/2031          2,620,255
      2,055,000   GMAC LIMITED LIABILITY CORPORATION (Financials, Consumer Finance,
                  USD)                                                                    8.30      02/12/2015          2,162,888
        810,000   GMAC LIMITED LIABILITY CORPORATION (Financials, Consumer Finance,
                  USD)                                                                    8.00      11/01/2031            788,120
        492,000   GOODYEAR TIRE & RUBBER COMPANY (Consumer Discretionary, Auto
                  Components, USD)                                                        9.00      07/01/2015            514,140
      3,010,000   GOODYEAR TIRE & RUBBER COMPANY (Consumer Discretionary, Auto
                  Components, USD)                                                       10.50      05/15/2016          3,371,200
         95,000   GRAHAM PACKAGING COMPANY++ (Materials, Containers & Packaging,
                  USD)                                                                    8.25      01/01/2017             95,000
      1,625,000   GULFMARK OFFSHORE INCORPORATED (Energy, Energy Equipment &
                  Services, USD)                                                          7.75      07/15/2014          1,608,750
      1,125,000   HARRAHS ENTERTAINMENT CORPORATION (Consumer Discretionary,
                  Hotels, Restaurants & Leisure, USD)                                    11.25      06/01/2017          1,215,000
        500,000   HARRAHS ENTERTAINMENT CORPORATION (Consumer Discretionary,
                  Hotels, Restaurants & Leisure, USD)                                    12.75      04/15/2018            486,250
        515,000   HARRAHS ENTERTAINMENT CORPORATION (Consumer Discretionary,
                  Hotels, Restaurants & Leisure, USD)                                    10.00      12/15/2018            433,244
        820,000   HCA INCORPORATED (Health Care, Health Care Providers & Services,
                  USD)                                                                    7.88      02/01/2011            830,250
      2,945,000   HCA INCORPORATED (Health Care, Health Care Providers & Services,
                  USD)                                                                    9.25      11/15/2016          3,180,600
      1,331,000   HCA INCORPORATED@ (Health Care, Health Care Providers & Services,
                  USD)                                                                    9.63      11/15/2016          1,437,480
      1,635,000   HEADWATERS INCORPORATED (Materials, Construction Materials, USD)       11.38      11/01/2014          1,659,525
      1,810,000   HERCULES OFFSHORE INCORPORATED (Energy, Energy Equipment &
                  Services, USD)                                                         10.50      10/15/2017          1,619,950
      1,440,000   HEXCEL CORPORATION (Industrials, Aerospace & Defense, USD)              6.75      02/01/2015          1,425,600
      1,895,000   HOLLY CORPORATION (Energy, Oil, Gas & Consumable Fuels, USD)            9.88      06/15/2017          1,973,169
      1,326,601   HOMER CITY FUNDING LIMITED LIABILITY CORPORATION (Financials,
                  Consumer Finance, USD)                                                  8.73      10/01/2026          1,207,207
      2,345,000   HORNBECK OFFSHORE SERVICES INCORPORATED SERIES B (Energy, Energy
                  Equipment & Services, USD)                                              6.13      12/01/2014          2,104,638
      2,065,000   HORNBECK OFFSHORE SERVICES INCORPORATED SERIES B (Energy, Energy
                  Equipment & Services, USD)                                              8.00      09/01/2017          1,933,356
        235,000   HOST HOTELS & RESORTS LP++ (Financials, Real Estate Investment
                  Trusts, USD)                                                            9.00      05/15/2017            257,913
        370,000   HSBC FINANCE CORPORATION (Financials, Consumer Finance, GBP)            7.00      03/27/2012            616,062
      1,260,000   HUNTSMAN INTERNATIONAL LIMITED LIABILITY CORPORATION++
                  (Materials, Chemicals, USD)                                             5.50      06/30/2016          1,159,200
      3,170,000   INDALEX HOLDINGS CORPORATION#### (Materials, Metals & Mining, USD)     11.50      02/01/2014             37,327
        910,000   INN OF THE MOUNTAIN GODS RESORT & CASINO####(i) (Consumer
                  Discretionary, Hotels, Restaurants & Leisure, USD)                     12.00      11/15/2049            391,300
      1,240,000   INTCOMEX INCORPORATED (Information Technology, Electronic
                  Equipment & Instruments, USD)                                          13.25      12/15/2014          1,317,500

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND (FORMERLY, EVERGREEN MULTI-SECTOR INCOME FUND)

                                                                                       INTEREST
   PRINCIPAL                                 SECURITY NAME                               RATE     MATURITY DATE         VALUE
---------------   ------------------------------------------------------------------   --------   -------------   ---------------
UNITED STATES (continued)
        295,000   INTERFACE INCORPORATED CLASS A (Industrials, Commercial
                  Services & Supplies, USD)                                              11.38%     11/01/2013    $       333,350
        950,000   INTERNATIONAL BANK FOR RECONSTRUCTION & DEVELOPMENT
                  (Financials, Commercial Banks, AUD)                                     5.75      02/17/2015            875,019
      1,265,000   INTERNATIONAL LEASE FINANCE CORPORATION (Financials, Consumer
                  Finance, USD)                                                           4.75      01/13/2012          1,220,725
      1,800,000   INTERNATIONAL LEASE FINANCE CORPORATION (Financials, Consumer
                  Finance, USD)                                                           5.30      05/01/2012          1,746,000
        460,000   INTERNATIONAL LEASE FINANCE CORPORATION (Financials, Consumer
                  Finance, USD)                                                           6.38      03/25/2013            446,200
        900,000   INTERNATIONAL LEASE FINANCE CORPORATION++ (Financials,
                  Consumer Finance, USD)                                                  8.63      09/15/2015            915,750
        705,000   INTERNATIONAL LEASE FINANCE CORPORATION (Financials, Consumer
                  Finance, USD)                                                           5.75      06/15/2011            697,950
      1,230,000   IPAYMENT INCORPORATED (Information Technology, IT Services,
                  USD)                                                                    9.75      05/15/2014          1,126,988
      1,357,019   IPCS INCORPORATED FRN (Telecommunication Services, Wireless
                  Telecommunication Services, USD)                                        3.59      05/01/2014          1,268,813
        600,000   IRON MOUNTAIN INCORPORATED (Industrials, Commercial Services &
                  Supplies, EUR)                                                          6.75      10/15/2018            748,660
      1,385,000   IRON MOUNTAIN INCORPORATED (Industrials, Commercial Services &
                  Supplies, EUR)                                                          8.38      08/15/2021          1,471,563
      5,275,000   JABIL CIRCUIT INCORPORATED (Information Technology, Electronic
                  Equipment & Instruments, USD)                                           8.25      03/15/2018          5,749,750
      3,745,000   JBS USA FINANCE INCORPORATED (Financials, Consumer Finance,
                  USD)                                                                   11.63      05/01/2014          4,316,113
        349,000   KANSAS CITY SOUTHERN DE MEXICO (Industrials, Road & Rail, USD)         13.00      12/15/2013            420,981
         55,000   KANSAS CITY SOUTHERN DE MEXICO (Industrials, Road & Rail, USD)          8.00      06/01/2015             58,644
      1,485,000   KEMET CORPORATION++ (Information Technology, Electronic
                  Equipment & Instruments, USD)                                          10.50      05/01/2018          1,514,700
      1,140,000   KRATOS DEFENSE & SECURITY SOLUTIONS INCORPORATED (Industrials,
                  Aerospace & Defense, USD)                                              10.00      06/01/2017          1,181,325
      2,115,000   L-3 COMMUNICATIONS HOLDINGS INCORPORATED (Industrials,
                  Aerospace & Defense, USD)                                               5.88      01/15/2015          2,157,277
      2,784,000   L-3 COMMUNICATIONS HOLDINGS INCORPORATED (Industrials,
                  Aerospace & Defense, USD)                                               6.38      10/15/2015          2,853,600
      2,800,000   LBI ESCROW CORPORATION++ (Financials, Consumer Finance, USD)            8.00      11/01/2017          2,943,500
         60,000   LENNAR CORPORATION (Consumer Discretionary, Household
                  Durables, USD)                                                         12.25      06/01/2017             68,850
      2,655,000   LEUCADIA NATIONAL CORPORATION (Financials, Consumer Finance,
                  USD)                                                                    8.13      09/15/2015          2,761,200
      2,010,000   LEVEL 3 FINANCING INCORPORATED++ (Financial Services, Consumer
                  Finance, USD)                                                          10.00      02/01/2018          1,831,613
        525,000   LIN TELEVISION CORPORATION (Consumer Discretionary, Media, USD)         8.38      04/15/2018            539,438
      1,145,000   LUCENT TECHNOLOGIES INCORPORATED (Information Technology,
                  Communications Equipment, USD)                                          2.88      06/15/2025          1,014,756
      1,285,000   LUCENT TECHNOLOGIES INCORPORATED (Information Technology,
                  Communications Equipment, USD)                                          6.45      03/15/2029            867,375
      1,465,000   METROPCS COMMUNICATIONS INCORPORATED (Telecommunication
                  Services, Wireless Telecommunication Services, USD)                     9.25      11/01/2014          1,530,925
        780,000   MGM MIRAGE (Consumer Discretionary, Hotels, Restaurants &
                  Leisure, USD)                                                           8.50      09/15/2010            781,950
        500,000   MGM MIRAGE (Consumer Discretionary, Hotels, Restaurants &
                  Leisure, USD)                                                           6.63      07/15/2015            418,750
      2,295,000   MGM MIRAGE (Consumer Discretionary, Hotels, Restaurants &
                  Leisure, USD)                                                          11.38      03/01/2018          2,168,775
      3,614,632   MIRANT MID-ATLANTIC LIMITED LIABILITY CORPORATION SERIES C
                  (Utilities, Diversified Telecommunication Services, USD)               10.06      12/30/2028          3,917,358
      2,325,000   MIRANT NORTH AMERICA LIMITED LIABILITY CORPORATION (Utilities,
                  Diversified Telecommunication Services, USD)                            7.38      12/31/2013          2,391,844
        560,000   MORGAN STANLEY (Financials, Capital Markets, GBP)                       5.38      11/14/2013            909,783
        800,000   MURRAY ENERGY CORPORATION (Energy, Oil, Gas & Consumable
                  Fuels, USD)                                                            10.25      10/15/2015            828,000
        375,000   MYLAN INCORPORATED (Health Care, Pharmaceuticals, USD)                  7.63      07/15/2017            398,438
      1,965,000   NEW COMMUNICATIONS HOLDINGS (Consumer Discretionary, Media,
                  USD)                                                                    8.25      04/15/2017          2,097,638
      1,910,000   NEW COMMUNICATIONS HOLDINGS (Consumer, Discretionary, Media,
                  USD)                                                                    8.50      04/15/2020          2,038,925

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND (FORMERLY, EVERGREEN MULTI-SECTOR INCOME FUND)

                                                                                       INTEREST
   PRINCIPAL                                 SECURITY NAME                               RATE     MATURITY DATE        VALUE
---------------   ------------------------------------------------------------------   --------   -------------   ---------------
UNITED STATES (continued)
      3,000,000   NEW COMMUNICATIONS HOLDINGS (Consumer Discretionary, Media, USD)        8.75%     04/15/2022    $     3,217,500
         55,000   NIELSEN FINANCIAL LLC SENIOR DISCOUNT NOTE(oo) (Financials,
                  Consumer Finance, USD)                                                 12.50      08/01/2016             53,625
        490,000   NRG ENERGY INCORPORATED (Utilities, Independent Power Producers &
                  Energy Traders, USD)                                                    7.25      02/01/2014            502,250
      1,325,000   NRG ENERGY INCORPORATED (Utilities, Independent Power Producers &
                  Energy Traders, USD)                                                    7.38      01/15/2017          1,341,563
      1,615,000   NRG ENERGY INCORPORATED (Utilities, Independent Power Producers &
                  Energy Traders, USD)                                                    8.50      06/15/2019          1,695,750
        965,000   OMEGA HEALTHCARE INVESTORS INCORPORATED (Financials, Real Estate
                  Investment Trusts, USD)                                                 7.00      04/01/2014            978,269
        500,000   OMEGA HEALTHCARE INVESTORS INCORPORATED (Financials, Real Estate
                  Investment Trusts, USD)                                                 7.00      01/15/2016            507,500
      1,000,000   OMNICARE INCORPORATED (Health Care, Health Care Providers &
                  Services, USD)                                                          6.88      12/15/2015          1,040,000
      1,835,000   OTTER TAIL CORPORATION (Industrials, Industrial Conglomerates, USD)     9.00      12/15/2016          1,912,988
      1,865,000   OXFORD INDUSTRIES INCORPORATED (Consumer Discretionary, Textiles,
                  Apparel & Luxury Goods, USD)                                           11.38      07/15/2015          2,088,800
        460,000   PARKER DRILLING COMPANY (Energy, Energy Equipment & Services, USD)      9.13      04/01/2018            457,700
      3,435,000   PEABODY ENERGY CORPORATION (Energy, Oil, Gas & Consumable Fuels,
                  USD)                                                                    7.88      11/01/2026          3,611,044
        495,000   PETROHAWK ENERGY CORPORATION (Energy, Oil, Gas & Consumable Fuels,
                  USD)                                                                   10.50      08/01/2014            551,925
        790,000   PETROHAWK ENERGY CORPORATION (Energy, Oil, Gas & Consumable Fuels,
                  USD)                                                                    7.88      06/01/2015            817,650
        900,000   PFIZER INCORPORATED (Health Care, Pharmaceuticals, EUR)                 5.35      03/15/2015          1,028,815
      1,200,000   PFIZER INCORPORATED (Health Care, Pharmaceuticals, EUR)                 4.75      06/03/2016          1,727,713
      3,300,000   PHI INCORPORATED (Energy, Energy Equipment & Services, USD)             7.13      04/15/2013          3,151,500
      1,250,000   PINNACLE ENTERTAINMENT INCORPORATED++ (Consumer Discretionary,
                  Hotels, Restaurants & Leisure, USD)                                     7.50      06/15/2015          1,212,500
        685,000   PINNACLE FOODS FINANCE LIMITED LIABILITY CORPORATION (Financials,
                  Consumer Finance, USD)                                                  9.25      04/01/2015            708,119
      1,220,000   PIONEER NATURAL RESOURCES COMPANY (Energy, Oil, Gas & Consumable
                  Fuels, USD)                                                             7.50      01/15/2020          1,313,354
      2,885,000   PLAINS EXPLORATION & PRODUCTION COMPANY (Energy, Oil, Gas &
                  Consumable Fuels, USD)                                                  8.63      10/15/2019          3,065,313
         15,000   PNM RESOURCES INCORPORATED (Utilities, Multi-Utilities, USD)            9.25      05/15/2015             15,994
        280,000   POKAGON GAMING AUTHORITY (Consumer Discretionary, Hotels,
                  Restaurants & Leisure, USD)                                            10.38      06/15/2014            291,550
        605,000   PROSPECT MEDICAL HOLDINGS INCORPORATED (Health Care, Health Care
                  Providers & Services, USD)                                             12.75      07/15/2014            647,350
      1,740,000   PROVIDENT FUNDING ASSOCIATES LIMITED PARTNERSHIP++ (Financials,
                  Thrifts & Mortgage Finance, USD)                                       10.25      04/15/2017          1,774,800
        280,000   PUBLIC SERVICE COMPANY OF NEW MEXICO (Telecommunication Services,
                  Diversified Telecommunication Services, USD)                            7.95      05/15/2018            297,307
        390,000   QVC INCORPORATED (Consumer Discretionary, Internet & Catalog
                  Retail, USD)                                                            7.50      10/01/2019            401,700
      2,875,000   QWEST CORPORATION (Telecommunication Services, Diversified
                  Telecommunication Services, USD)                                        8.88      03/15/2012          3,108,594
        230,000   QWEST CORPORATION (Telecommunication Services, Diversified
                  Telecommunication Services, USD)                                        7.63      08/03/2021            225,975
      1,370,000   QWEST CORPORATION (Telecommunication Services, Diversified
                  Telecommunication Services, USD)                                        7.50      06/15/2023          1,373,425
      1,040,000   QWEST CORPORATION (Telecommunication Services, Diversified
                  Telecommunication Services, USD)                                        7.25      09/15/2025          1,037,400
        300,000   QWEST CORPORATION (Telecommunication Services, Diversified
                  Telecommunication Services, USD)                                        6.88      07/15/2028            267,000
        795,000   QWEST CORPORATION (Telecommunication Services, Diversified
                  Telecommunication Services, USD)                                        7.13      11/15/2043            739,350
        850,000   RAILAMERICA INCORPORATED (Industrials, Road & Rail, USD)                9.25      07/01/2017            920,125
        450,000   RELIANT ENERGY INCORPORATED (Utilities, Multi-Utilities, USD)           7.63      06/15/2014            452,250
      3,309,000   RELIANT ENERGY INCORPORATED (Utilities, Multi-Utilities, USD)           6.75      12/15/2014          3,391,725

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND (FORMERLY, EVERGREEN MULTI-SECTOR INCOME FUND)

                                                                                       INTEREST
   PRINCIPAL                                 SECURITY NAME                               RATE     MATURITY DATE        VALUE
---------------   ------------------------------------------------------------------   --------   -------------   ---------------
UNITED STATES (continued)
      1,226,246   RELIANT ENERGY INCORPORATED (Utilities, Multi-Utilities, USD)           9.24%     07/02/2017    $     1,275,295
        410,000   RELIANT ENERGY INCORPORATED (Utilities, Multi-Utilities, USD)           9.68      07/02/2026            427,425
        400,000   ROCKWOOD SPECIALTIES GROUP INCORPORATED (Materials, Chemicals,
                  EUR)                                                                    7.63      11/15/2014            531,685
      2,265,000   SABINE PASS LNG LIMITED PARTNERSHIP (Energy, Oil, Gas &
                  Consumable Fuels, USD)                                                  7.25      11/30/2013          2,112,113
        350,000   SABLE INERNATIONAL FINANCE LIMITED++ (Telecommunication
                  Services, Diversified Telecommunication Services, USD)                  7.75      02/15/2017            355,250
        585,000   SAKS INCORPORATED (Consumer Discretionary, Multiline Retail,
                  USD)                                                                    9.88      10/01/2011            620,100
      1,315,000   SALEM COMMUNICATIONS (Consumer Discretionary, Media, USD)               9.63      12/15/2016          1,390,613
      2,640,000   SANDRIDGE ENERGY INCORPORATED++ (Energy, Oil, Gas & Consumable
                  Fuels, USD)                                                             8.75      01/15/2020          2,692,800
        700,000   SBA TELECOMMUNICATIONS INCORPORATED++ (Telecommunication
                  Services, Diversified Telecommunication Services, USD)                  8.00      08/15/2016            752,500
        485,000   SCIENTIFIC GAMES CORPORATION (Consumer Discretionary, Hotels,
                  Restaurants & Leisure, USD)                                             9.25      06/15/2019            514,100
         68,000   SEALY CORPORATION (Consumer Discretionary, Household Durables,
                  USD)                                                                   10.88      04/15/2016             76,160
        205,000   SENECA GAMING CORPORATION (Consumer Discretionary, Hotels,
                  Restaurants & Leisure, USD)                                             7.25      05/01/2012            201,925
        475,000   SERVICE CORPORATION INTERNATIONAL (Consumer Discretionary,
                  Diversified Consumer Services, USD)                                     8.00      11/15/2021            495,188
      3,965,000   SERVICE CORPORATION INTERNATIONAL (Consumer Discretionary,
                  Diversified Consumer Services, USD)                                     7.50      04/01/2027          3,578,413
      1,355,000   SGS INTERNATIONAL INCORPORATED (Industrials, Commercial
                  Services & Supplies, USD)                                              12.00      12/15/2013          1,388,875
      1,110,000   SHINGLE SPRINGS TRIBAL GAMING AUTHORITY (Consumer
                  Discretionary, Hotels, Restaurants & Leisure, USD)                      9.38      06/15/2015            910,200
      1,490,000   SMITHFIELD FOODS INCORPORATED (Consumer Staples, Food Products,
                  USD)                                                                    7.00      08/01/2011          1,516,075
      1,370,000   SMITHFIELD FOODS INCORPORATED (Consumer Staples, Food Products,
                  USD)                                                                   10.00      07/15/2014          1,530,975
        470,000   SOUTHWESTERN ENERGY COMPANY (Energy, Oil, Gas & Consumable
                  Fuels, USD)                                                             7.50      02/01/2018            526,400
        950,000   SPEEDWAY MOTORSPORTS INCORPORATED (Consumer Discretionary,
                  Hotels, Restaurants & Leisure, USD)                                     8.75      06/01/2016          1,008,188
      2,420,000   SPRINT CAPITAL CORPORATION (Financials, Consumer Finance, USD)          8.38      03/15/2012          2,565,200
      6,460,000   SPRINT CAPITAL CORPORATION (Financials, Consumer Finance, USD)          6.88      11/15/2028          5,620,200
      1,055,000   SPRINT NEXTEL CORPORATION (Telecommunication Services, Wireless
                  Telecommunication Services, USD)                                        6.90      05/01/2019          1,006,206
      4,085,000   SPRINT NEXTEL CORPORATION SERIES D (Telecommunication Services,
                  Wireless Telecommunication Services, USD)                               7.38      08/01/2015          4,044,150
      2,695,000   SPRINT NEXTEL CORPORATION SERIES F (Telecommunication Services,
                  Wireless Telecommunication Services, USD)                               5.95      03/15/2014          2,593,938
        635,000   STALLION OILFIELD HOLDINGS INCORPORATED++ (Energy, Oil, Gas &
                  Consumable Fuels, USD)                                                 10.50      02/15/2015            625,475
        395,000   STONE ENERGY CORPORATION (Energy, Oil, Gas & Consumable Fuels,
                  USD)                                                                    8.63      02/01/2017            374,756
      2,890,000   STONEMOR PARTNERS LIMITED PARTNERSHIP (Consumer Discretionary,
                  Diversified Consumer Services, USD)                                    10.25      12/01/2017          3,063,400
        250,000   STRATUS TECHNOLOGIES INCORPORATED++ (Information Technology,
                  Computers & Peripherals, USD)                                          12.00      03/29/2015            218,125
        520,000   TALECRIS BIOTHERAPEUTICS HOLDINGS COMPANY++ (Health Care,
                  Biotechnology, USD)                                                     7.75      11/15/2016            559,000
      1,135,000   TELESAT CANADA INCORPORATED (Telecommunication Services,
                  Wireless Telecommunication Services, USD)                              11.00      11/01/2015          1,299,575
      1,805,000   TERREMARK WORLDWIDE INCORPORATED++ (Information Technology,
                  Internet Software & Services, USD)                                     12.00      06/15/2017          2,057,700
        990,000   TESORO CORPORATION (Energy, Oil, Gas & Consumable Fuels, USD)           7.50      07/17/2012            948,549
        615,000   TESORO CORPORATION (Energy, Oil, Gas & Consumable Fuels, USD)           6.50      06/01/2017            593,475
        945,000   TESORO CORPORATION (Energy, Oil, Gas & Consumable Fuels, USD)           9.75      06/01/2019          1,025,325
      1,140,000   TEXAS INDUSTRIES INCORPORATED (Materials, Construction
                  Materials, USD)                                                         7.25      07/15/2013          1,159,950
        430,000   TICKETMASTER ENTERTAINMENT INCORPORATED (Consumer
                  Discretionary, Internet & Catalog Retail, USD)                         10.75      08/01/2016            455,800
      1,000,000   TXU ENERGY COMPANY, LLC (Utilities, Electric Utilities, USD)            8.00      10/10/2014            774,330

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND (FORMERLY, EVERGREEN MULTI-SECTOR INCOME FUND)

                                                                                       INTEREST
   PRINCIPAL                                 SECURITY NAME                               RATE     MATURITY DATE        VALUE
---------------   ------------------------------------------------------------------   --------   -------------   ---------------
UNITED STATES (continued)
        650,000   UNISYS CORPORATION++ (Information Technology, IT Services, USD)        12.75%     10/15/2014    $       741,000
        510,000   UNISYS CORPORATION++ (Information Technology, IT Services, USD)        14.25      09/15/2015            596,700
        460,000   UNISYS CORPORATION (Information Technology, IT Services, USD)          12.50      01/15/2016            502,550
        520,000   UNITED MARITIME GROUP++ (Industrials, Transportation
                  Infrastructure, USD)                                                   11.75      06/15/2015            516,100
      1,208,925   UNIVERSAL CITY DEVELOPMENT LIMITED FRN (Consumer Discretionary,
                  Hotels, Restaurants & Leisure, USD)                                     7.75      10/29/2014          1,211,947
        859,000   VENTAS INCORPORATED (Financials, Real Estate Investment Trusts,
                  USD)                                                                    9.00      05/01/2012            910,447
      1,285,000   VIASYSTEM GROUP INCORPORATED++ (Information Technology, Electronic
                  Equipment & Instruments, USD)                                          12.00      01/15/2015          1,399,044
      1,495,000   VISANT CORPORATION (Consumer Discretionary, Textiles, Apparel &
                  Luxury Goods, USD)                                                      7.63      10/01/2012          1,496,869
        465,000   WEST CORPORATION (Telecommunication Services, Diversified
                  Telecommunication Services, USD)                                        9.50      10/15/2014            475,463
      2,330,000   WINDSTREAM CORPORATION (Telecommunication Services, Diversified
                  Telecommunication Services, USD)                                        7.88      11/01/2017          2,370,775
        635,000   WYLE SERVICES CORPORATION++ (Industrials, Aerospace & Defense, USD)    10.50      04/01/2018            647,700
        425,000   XM SATELLITE RADIO HOLDINGS INCORPORATED (Consumer Discretionary,
                  Media, USD)                                                            13.00      08/01/2014            481,313
        940,000   YOUNG BROADCASTING INCORPORATED#### (Consumer Discretionary,
                  Media, USD)                                                            10.00      03/01/2011                  9
      1,526,000   YOUNG BROADCASTING INCORPORATED#### (Consumer Discretionary,
                  Media, USD)                                                             8.75      01/15/2014                 15
                                                                                                                      338,113,551
                                                                                                                  ---------------
TOTAL CORPORATE BONDS & NOTES (COST $452,605,890)                                                                     474,818,307
                                                                                                                  ---------------
FOREIGN GOVERNMENT BONDS(f): 18.27%
      3,900,000   AUSTRALIA SERIES 124 (AUD)                                              5.75      05/15/2021          3,669,039
      6,650,000   AUSTRALIA SERIES 25CI (AUD)                                             3.00      09/20/2025          6,354,909
      8,500,000   BRAZIL (BRL)                                                           12.50      01/05/2022          5,515,479
        700,000   CAISSE D'AMORTISSEMENT DE LA DETTE SOCIALE (EUR)                        4.25      04/25/2020            990,778
      6,900,000   CANADA (CAD)                                                            3.75      06/01/2019          7,086,116
      6,900,000   CANADA SERIES 23 (CAD)                                                  4.10      12/15/2018          7,093,701
      3,875,000   FRANCE (EUR)                                                            3.50      04/25/2020          5,282,753
      2,055,222   FRANCE (EUR)                                                            2.25      07/25/2020          2,958,946
      4,225,000   GERMANY (EUR)                                                           4.25      07/04/2017          6,214,079
      6,000,000   GERMANY (EUR)                                                           3.25      01/04/2020          8,226,581
      2,505,000   GERMANY (EUR)                                                           4.25      07/04/2039          3,799,981
  1,229,400,000   HUNGARY (HUF)                                                           6.75      02/24/2017          5,513,122
  2,850,000,000   KOREA (KRW)                                                             5.25      09/10/2015          2,496,998
  4,635,000,000   KOREA (KRW)                                                             5.25      03/10/2027          4,017,252
     20,250,000   MALAYSIA (MYR)                                                          3.84      08/12/2015          6,458,674
     69,905,000   MEXICO (MXN)                                                            9.50      12/18/2014          6,307,426
      1,475,000   NETHERLANDS (EUR)                                                       3.75      01/15/2023          2,055,333
      4,350,000   NETHERLANDS (EUR)                                                       4.00      01/15/2037          6,225,145
      7,205,000   NEW ZEALAND (NZD)                                                       6.00      12/15/2017          5,529,040
     28,730,000   NORWAY (NOK)                                                            4.25      05/19/2017          5,151,785
     16,950,000   POLAND (PLN)                                                            5.50      04/25/2015          5,536,204
      1,425,000   SLOVENIA (EUR)                                                          4.63      09/09/2024          1,993,144
      8,125,000   UNITED KINGDOM (GBP)                                                    4.75      03/07/2020         14,221,886
TOTAL FOREIGN GOVERNMENT BONDS (COST $121,163,545)                                                                    122,698,371
                                                                                                                  ---------------
MORTGAGE-BACKED SECURITIES: 32.66%
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.46%
      4,696,141   AMERICAN HOME MORTGAGE ASSETS SERIES 2006-2 CLASS 1A1                   1.36      09/25/2046          2,499,775

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND (FORMERLY, EVERGREEN MULTI-SECTOR INCOME FUND)

                                                                                       INTEREST
   PRINCIPAL                                 SECURITY NAME                               RATE     MATURITY DATE        VALUE
---------------   ------------------------------------------------------------------   --------   -------------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
      1,340,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2006-03 CLASS AM                                                        5.81%     07/10/2044    $     1,133,104
      1,820,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2006-GG7 CLASS AM                                                       5.89      07/10/2038          1,601,253
      3,570,000   LEHMAN XS TRUST SERIES 2006-18N CLASS A5A                               0.50      12/25/2036          1,255,169
      1,866,000   MORGAN STANLEY CAPITAL I TRUST SERIES 2006-IQ12 CLASS AM                5.37      12/15/2043          1,582,465
        810,000   MORGAN STANLEY CAPITAL I TRUST SERIES 2006-IQ12 CLASS AMFX              5.37      12/15/2043            683,432
      1,220,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C23 CLASS AM        5.47      01/15/2045          1,065,119
                                                                                                                        9,820,317
                                                                                                                  ---------------
MORTGAGE BACKED SECURITIES: 31.20%
        571,371   FHLB                                                                    3.01      11/01/2030            597,291
        297,826   FHLB                                                                    3.11      07/01/2033            310,385
      8,151,231   FHLB                                                                    2.86      12/01/2034          8,489,073
      3,702,182   FHLB                                                                    2.88      06/01/2035          3,884,442
         83,242   FHLMC                                                                   8.50      04/01/2015             86,752
         60,813   FHLMC                                                                   4.53      06/01/2018             60,837
          4,570   FHLMC                                                                   4.07      05/01/2019              4,672
         78,206   FHLMC                                                                   3.59      10/01/2022             80,459
         50,625   FHLMC                                                                   2.88      10/01/2024             52,899
         86,858   FHLMC                                                                   3.43      12/01/2026             88,553
        205,804   FHLMC                                                                   5.34      01/01/2027            217,321
        162,405   FHLMC                                                                   8.50      07/01/2028            189,882
         94,007   FHLMC                                                                   8.50      03/01/2030            105,086
        463,222   FHLMC                                                                   3.12      08/01/2030            483,517
         22,706   FHLMC                                                                   2.94      10/01/2030             23,429
        375,807   FHLMC                                                                   2.97      10/01/2030            394,106
        463,566   FHLMC                                                                   2.81      07/01/2032            480,678
        579,560   FHLMC                                                                   2.87      09/01/2032            605,302
        244,114   FHLMC                                                                   2.98      06/01/2033            254,115
        213,953   FHLMC                                                                   2.90      10/01/2033            223,328
     16,361,858   FHLMC                                                                   2.81      04/01/2034         16,906,215
        574,644   FHLMC                                                                   5.05      07/01/2035            609,080
      6,230,272   FHLMC                                                                   2.77      08/01/2035          6,518,097
      6,083,538   FHLMC                                                                   2.68      09/01/2035          6,326,234
      3,519,178   FHLMC                                                                   5.01      12/01/2035          3,639,994
      5,618,296   FHLMC                                                                   3.00      01/01/2036          5,831,868
      4,184,159   FHLMC                                                                   3.56      06/01/2036          4,299,290
      3,248,699   FHLMC                                                                   4.26      10/01/2037          3,333,612
      3,925,570   FHLMC                                                                   2.97      01/01/2038          4,087,346
      8,109,467   FHLMC                                                                   3.30      09/01/2038          8,332,029
        110,696   FHLMC SERIES 0196 CLASS A                                               1.18      12/15/2021            110,769
      2,874,693   FHLMC SERIES 1383                                                       5.85      02/01/2037          3,064,514
        111,266   FHLMC SERIES 2390 CLASS FD                                              0.79      12/15/2031            111,528
        139,122   FHLMC SERIES 2411 CLASS F                                               0.89      02/15/2032            139,823
      4,832,879   FHLMC SERIES 2431 CLASS F                                               0.84      03/15/2032          4,851,758
        244,983   FHLMC SERIES 2567 CLASS FH                                              0.74      02/15/2033            245,204
        289,961   FNMA                                                                    6.11      12/01/2013            294,761
         29,718   FNMA                                                                    3.66      01/01/2015             30,544
         26,988   FNMA                                                                   12.00      01/01/2016             30,237
          9,817   FNMA                                                                    3.75      12/01/2016             10,127
         52,007   FNMA                                                                    3.25      01/01/2017             53,552
      1,795,865   FNMA                                                                    3.35      02/01/2017          1,855,082
      2,164,910   FNMA                                                                    3.07      04/01/2017          2,236,117
        195,259   FNMA                                                                    7.50      07/01/2017            213,951
        769,198   FNMA                                                                    3.13      12/01/2017            794,162
          8,934   FNMA                                                                    2.13      04/01/2019              8,976
        109,091   FNMA                                                                    6.14      12/01/2020            113,763
          7,134   FNMA                                                                    6.00      05/01/2021              7,482
         10,114   FNMA                                                                    6.00      08/01/2021             10,584
         14,243   FNMA                                                                    5.11      12/01/2022             15,063

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND (FORMERLY, EVERGREEN MULTI-SECTOR INCOME FUND)

                                                                                       INTEREST
   PRINCIPAL                                 SECURITY NAME                               RATE     MATURITY DATE        VALUE
---------------   ------------------------------------------------------------------   --------   -------------   ---------------
MORTGAGE BACKED SECURITIES (continued)
        163,958   FNMA                                                                    2.54%     06/01/2024    $       170,523
        239,441   FNMA                                                                    5.21      11/01/2024            254,066
         24,998   FNMA                                                                    8.00      12/01/2024             25,445
        117,528   FNMA                                                                    5.27      04/01/2025            117,625
        267,986   FNMA                                                                    2.94      01/01/2026            281,515
         38,189   FNMA                                                                    2.97      07/01/2026             40,133
        121,594   FNMA                                                                    2.83      12/01/2026            127,345
        233,256   FNMA                                                                    5.92      08/01/2027            233,953
        190,170   FNMA                                                                    3.15      09/01/2027            199,006
         49,417   FNMA                                                                    7.50      09/01/2027             56,328
        111,884   FNMA                                                                    1.48      04/01/2028            114,663
         75,612   FNMA                                                                    3.62      08/01/2028             78,312
         15,095   FNMA                                                                    7.50      10/01/2028             15,167
        171,021   FNMA                                                                    7.50      11/01/2028            197,292
         45,822   FNMA                                                                    2.62      12/01/2028             45,950
        194,737   FNMA                                                                    2.72      06/01/2029            203,316
        114,439   FNMA                                                                    3.81      10/01/2029            117,981
         60,160   FNMA                                                                    2.85      12/01/2029             63,115
         71,098   FNMA                                                                    3.82      01/01/2030             74,459
        137,932   FNMA                                                                    7.50      02/01/2030            156,910
        243,761   FNMA                                                                    2.73      05/01/2030            253,595
        132,585   FNMA                                                                    8.00      06/01/2030            149,756
        106,625   FNMA                                                                    3.42      07/01/2030            109,983
        255,231   FNMA                                                                    3.02      08/01/2030            266,842
        108,674   FNMA                                                                    7.50      09/01/2030            120,673
        706,908   FNMA                                                                    4.61      04/01/2031            745,571
        102,478   FNMA                                                                    2.82      06/01/2031            106,563
         72,245   FNMA                                                                    2.60      12/01/2031             75,207
         23,690   FNMA                                                                    7.50      07/01/2032             26,951
        205,159   FNMA                                                                    2.86      09/01/2032            215,507
      3,151,736   FNMA                                                                    6.44      09/01/2032          3,259,540
         68,199   FNMA                                                                    6.50      11/01/2032             76,388
        169,307   FNMA                                                                    2.73      03/01/2033            176,482
        138,256   FNMA                                                                    2.99      04/01/2033            143,757
        198,229   FNMA                                                                    6.00      04/01/2033            218,984
         79,698   FNMA                                                                    2.63      07/01/2033             81,866
        486,390   FNMA                                                                    4.95      01/01/2034            500,996
        632,140   FNMA                                                                    3.52      03/01/2034            653,441
         20,240   FNMA                                                                    4.51      03/01/2034             21,080
      5,303,112   FNMA                                                                    2.59      04/01/2034          5,580,687
      3,592,227   FNMA                                                                    4.88      04/01/2034          3,699,455
        299,325   FNMA                                                                    1.81      10/01/2034            308,416
     12,380,225   FNMA                                                                    2.90      10/01/2034         12,913,961
      1,545,482   FNMA                                                                    4.89      12/01/2034          1,612,076
        402,302   FNMA                                                                    2.73      02/01/2035            420,651
      6,591,491   FNMA                                                                    4.41      02/01/2035          6,825,373
      6,206,004   FNMA                                                                    2.53      03/01/2035          6,472,439
      3,738,259   FNMA                                                                    2.95      05/01/2035          3,894,971
      3,319,902   FNMA                                                                    3.22      08/01/2035          3,462,701
      1,993,680   FNMA                                                                    2.35      10/01/2035          2,041,428
      2,626,261   FNMA                                                                    2.38      12/01/2035          2,656,512
      3,106,187   FNMA                                                                    2.63      01/01/2036          3,232,880
      1,950,342   FNMA                                                                    5.38      02/01/2036          2,048,719
      2,532,661   FNMA                                                                    2.90      04/01/2036          2,594,889
     12,562,087   FNMA                                                                    3.12      05/01/2036         13,136,748
      1,054,294   FNMA                                                                    3.26      05/01/2036          1,084,502
      2,244,597   FNMA                                                                    2.88      07/01/2036          2,345,651
      3,150,681   FNMA                                                                    2.58      08/01/2036          3,214,543
         51,012   FNMA                                                                    4.66      12/01/2036             53,321
      2,800,455   FNMA                                                                    6.13      09/01/2037          3,023,836

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND (FORMERLY, EVERGREEN MULTI-SECTOR INCOME FUND)

                                                                                       INTEREST
   PRINCIPAL                                 SECURITY NAME                               RATE     MATURITY DATE        VALUE
---------------   ------------------------------------------------------------------   --------   -------------   ---------------
MORTGAGE BACKED SECURITIES (continued)
      4,114,013   FNMA                                                                    3.13%     01/01/2038    $     4,188,666
        257,221   FNMA                                                                    2.62      07/01/2038            267,930
      2,866,069   FNMA                                                                    2.73      07/01/2038          2,994,160
      2,868,334   FNMA                                                                    3.82      07/01/2038          2,977,037
      6,970,335   FNMA                                                                    2.68      08/01/2039          7,243,157
        361,591   FNMA                                                                    2.75      07/01/2048            376,656
         63,750   FNMA SERIES 1996-46 CLASS FA                                            0.84      08/25/2021             64,036
        811,227   FNMA SERIES 2001-25 CLASS Z                                             6.00      06/25/2031            899,137
         39,701   FNMA SERIES 2001-35 CLASS F                                             0.93      07/25/2031             39,974
         39,970   FNMA SERIES 2001-57 CLASS F                                             0.83      06/25/2031             40,122
        296,997   FNMA SERIES 2001-T10 CLASS A2                                           7.50      12/25/2041            339,783
        251,797   FNMA SERIES 2002-77 CLASS FH                                            0.74      12/18/2032            251,999
      6,038,321   FNMA SERIES 2002-95 CLASS FK                                            0.83      01/25/2033          6,057,424
         91,322   FNMA SERIES 2002-97 CLASS FR                                            0.88      01/25/2033             91,778
      1,476,533   FNMA SERIES 2003-W8 CLASS 3F2                                           0.68      05/25/2042          1,473,758
         76,728   FNMA SERIES G91-16 CLASS F                                              0.79      06/25/2021             76,952
        143,297   FNMA SERIES G92-17 CLASS F                                              1.39      03/25/2022            146,118
         34,347   GNMA                                                                    7.25      01/15/2018             37,901
         45,360   GNMA                                                                    7.25      07/15/2017             50,022
         55,187   GNMA                                                                    7.25      08/15/2017             60,421
         67,604   GNMA                                                                    7.25      08/15/2017             74,288
         18,026   GNMA                                                                    7.25      08/15/2017             19,879
         68,730   GNMA                                                                    7.25      09/15/2017             75,795
         88,054   GNMA                                                                    7.25      10/15/2017             96,779
        145,166   GNMA                                                                    7.25      10/15/2017            159,550
         47,675   GNMA                                                                    7.25      11/15/2017             52,067
         36,317   GNMA                                                                    7.25      01/15/2018             40,291
         37,000   GNMA                                                                    7.25      02/15/2018             40,785
         19,094   GNMA                                                                    7.25      05/15/2018             20,771
         85,088   GNMA                                                                    6.50      06/15/2028             96,016
         35,311   GNMA SERIES 2001-61 CLASS FA                                            0.84      09/20/2030             35,325
                                                                                                                      209,502,511
                                                                                                                  ---------------
TOTAL MORTGAGE-BACKED SECURITIES (COST $218,453,010)                                                                  219,322,828
                                                                                                                  ---------------

     SHARES
---------------
COMMON STOCKS: 0.16%
CONSUMER DISCRETIONARY: 0.00%
HOTELS, RESTAURANTS & LEISURE: 0.00%
          1,161   TRUMP ENTERTAINMENT RESORTS INCORPORATED(a)                                                                   0
                                                                                                                  ---------------
INDUSTRIALS: 0.00%
PROFESSIONAL SERVICES: 0.00%
          5,153   STRATUS SERVICES GROUP (a)                                                                                    0
                                                                                                                  ---------------
MATERIALS: 0.16%
CHEMICALS: 0.16%
         16,428   LYONDELLBASELL INDUSTRIES NV CLASS A                                                                    295,704
         44,890   LYONDELLBASELL INDUSTRIES NV CLASS B                                                                    808,020
                                                                                                                  ---------------
TOTAL COMMON STOCKS (COST $818,910)                                                                                     1,103,724
                                                                                                                  ---------------

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND (FORMERLY, EVERGREEN MULTI-SECTOR INCOME FUND)

     SHARES                                  SECURITY NAME                                                             VALUE
---------------   ------------------------------------------------------------------                              ---------------
PREFERRED STOCKS: 0.12%
FINANCIALS: 0.12%
CONSUMER FINANCE: 0.12%                                                                YIELD
            955   ALLY FINANCIAL INCORPORATED                                             8.30%                           784,264
                                                                                                                  ---------------
INDUSTRIALS: 0.00%
PROFESSIONAL SERVICES: 0.00%                                                           YIELD
          1,173   STRATUS SERVICES GROUP (a)                                              0.00%                   $             0
                                                                                                                  ---------------
TOTAL PREFERRED STOCKS (COST $761,713)                                                                                    784,264
                                                                                                                  ---------------

                                                                                       INTEREST
   PRINCIPAL                                                                             RATE     MATURITY DATE
---------------   ------------------------------------------------------------------   --------   -------------
TERM LOANS: 6.63%
CONSUMER DISCRETIONARY: 1.37%
$     1,050,000   CAPITAL AUTOMOTIVE                                                      0.00%     12/14/2012            979,997
      3,813,737   METALDYNE CORPORATION FRN                                              13.00      04/09/2014          3,870,943
      2,755,000   NEWSDAY LIMITED LIABILITY CORPORATION                                  10.50      07/15/2013          2,885,863
      1,215,000   SUGARHOUSE HSP GAMING PROPERTIES LIMITED PARTNERSHIP FRN               11.25      09/11/2014          1,167,408
        390,970   TOWER AUTOMOTIVE HOLDINGS FRN                                       4.63-4.81     07/31/2013            310,821
                                                                                                                        9,215,032
                                                                                                                  ---------------
CONSUMER STAPLES: 0.42%
      2,994,416   MERISANT COMPANY FRN                                                    7.50      01/08/2014          2,799,779
                                                                                                                  ---------------
ENERGY: 0.68%
      4,632,248   SEMGROUP ENERGY PARTNERS FRN                                            8.25      07/20/2012          4,566,609
                                                                                                                  ---------------
FINANCIALS: 1.93%
      7,935,000   CIT GROUP INCORPORATED                                                 13.00      05/01/2013          7,855,650
      1,245,000   CIT GROUP INCORPORATED                                                 13.00      05/01/2014          1,210,763
        278,992   REALOGY CORPORATION                                                     3.38      09/01/2014            243,700
      1,036,256   REALOGY CORPORATION FRN                                                 3.35      09/01/2014            905,170
      2,848,489   SAINT ACQUISITION CORPORATION FRN                                       8.61      06/05/2014          2,765,398
                                                                                                                       12,980,681
                                                                                                                  ---------------
INDUSTRIALS: 0.14%
        613,750   NEFF CORPORATION FRN                                                    4.04      05/31/2013            593,294
        260,000   SWIFT TRANSPORTATION COMPANY INCORPORATED++                            12.50      05/15/2017            256,100
        105,000   SWIFT TRANSPORTATION COMPANY INCORPORATED FRN++                         8.25      05/15/2015             97,650
                                                                                                                          947,044
                                                                                                                  ---------------
MATERIALS: 1.49%
      9,263,820   LYONDELL CHEMICAL COMPANY                                              11.00      05/01/2018          9,970,187
                                                                                                                  ---------------
TELECOMMUNICATION SERVICES: 0.60%
      6,150,398   FAIRPOINT COMMUNICATIONS INCORPORATED FRN<####                            NA      03/08/2015          4,023,898
                                                                                                                  ---------------
TOTAL TERM LOANS (COST $42,652,240)                                                                                    44,503,230
                                                                                                                  ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND (FORMERLY, EVERGREEN MULTI-SECTOR INCOME FUND)

     SHARES                                  SECURITY NAME                                                             VALUE
---------------   ------------------------------------------------------------------                              ---------------
CLOSED END MUTUAL FUNDS: 0.37%
CLOSED-END FUNDS: 0.37%
        123,344   DREYFUS HIGH YIELD STRATEGIES FUND INCORPORATED                                                         535,313
         53,764   EATON VANCE LIMITED DURATION INCOME TRUST                                                               867,751
         16,391   LMP CORPORATE LOAN FUND INCORPORATED                                                                    184,399
         90,309   NEW AMERICA HIGH INCOME FUND INCORPORATED                                                               880,513
                                                                                                                        2,467,976
                                                                                                                  ---------------
TOTAL CLOSED END MUTUAL FUNDS (COST $1,315,137)                                                                         2,467,976
                                                                                                                  ---------------

     SHARES                                  SECURITY NAME                               YIELD                         VALUE
---------------   ------------------------------------------------------------------   --------                   ---------------
SHORT-TERM INVESTMENTS: 4.24%
INVESTMENT COMPANIES: 4.24%
     28,453,264   WELLS FUNDS ADVANTAGE MONEY MARKET TRUST(u)(l)                          0.31%                   $    28,453,264
                                                                                                                  ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $28,453,264)                                                                        28,453,264
                                                                                                                  ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $866,223,709)*                                                          133.17%                             $   894,151,964
OTHER ASSETS AND LIABILITIES, NET                                             (33.17)                                (222,728,171)
                                                                              ------                              ---------------
   TOTAL NET ASSETS                                                           100.00%                             $   671,423,793
                                                                              ------                              ---------------

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

<    All or portion of the position represents an unfunded loan commitment.

(oo) Stepped coupon bond. Interest rate presented is yield to maturity.

@ Payment-in-kind (PIK) securities are securities in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(f)  Foreign bond principal is denominated in local currency.

* Cost for federal income tax purposes is $869,767,708 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 39,866,971
Gross unrealized depreciation    (15,482,715)
                                ------------
Net unrealized appreciation     $ 24,384,256

The accompanying notes are an integral part of these financial statements.

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND (FORMERLY, EVERGREEN MULTI-SECTOR INCOME FUND)

NOTES TO PORTFOLIO OF INVESTMENTS JULY 31, 2010 (UNAUDITED) SECURITIES VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

TERM LOANS

Each Fund may invest in term loans. A Fund records an investment when the borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower. There could be potential loss to the Fund in the event of default by the borrower.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

VALUATION HIERARCHY

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                                 SIGNIFICANT
                                                     OTHER       SIGNIFICANT
                                      QUOTED      OBSERVABLE    UNOBSERVABLE
                                      PRICES        INPUTS         INPUTS
    INVESTMENTS IN SECURITIES       (LEVEL 1)      (LEVEL 2)      (LEVEL 3)        TOTAL
--------------------------------   -----------   ------------   ------------   ------------
EQUITY SECURITIES
   COMMON STOCKS                   $ 1,103,724   $          0    $        0    $  1,103,724
   PREFERRED STOCKS                          0        784,264             0         784,264
   CLOSED END MUTUAL FUND SHARES     2,467,976              0             0       2,467,976
CORPORATE BONDS & NOTES                      0    474,818,307             0     474,818,307
FOREIGN BONDS - GOVERNMENT                   0    122,698,371             0     122,698,371
LOANS                                        0     36,923,735     7,579,495      44,503,230
MORTGAGE BACKED SECURITIES                   0    219,322,828             0     219,322,828
INVESTMENT COMPANIES                28,453,264              0             0      28,453,264
                                   -----------   ------------    -----------   ------------
                                   $32,024,964   $854,547,505    $7,579,495    $894,151,964
                                   -----------   ------------    -----------   ------------

As of July 31, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                                                 SIGNIFICANT
                                                    OTHER       SIGNIFICANT
                                       QUOTED     OBSERVABLE   UNOBSERVABLE
                                       PRICES       INPUTS        INPUTS
    OTHER FINANCIAL INSTRUMENTS      (LEVEL 1)    (LEVEL 2)      (LEVEL 3)       TOTAL
----------------------------------   ---------   -----------   ------------   ---------
FORWARD FOREIGN CURRENCY CONTRACTS      $0        $(153,181)        $0        $(153,181)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                   CORPORATE        COMMON
                                 BONDS & NOTES      STOCKS        LOANS         TOTAL
                                 -------------   -----------   -----------   -----------
Balance as of October 31, 2009    $  376,052     $ 3,014,385   $11,927,339   $15,317,776
   Realized gains or losses         (347,002)       (671,839)      646,032      (372,809)
   Change in unrealized
      gains or losses               (524,273)      1,346,974      (110,489)      712,212
   Amortization                        1,608               0       470,683       472,291
   Net purchases (sales)             493,615      (3,689,520)   (1,954,870)   (5,150,775)
   Transfers in and/or
      out of Level 3                       0               0    (3,399,200)   (3,399,200)
                                  ----------     -----------   -----------   -----------
Balance as of July 31, 2010       $        0     $         0   $ 7,579,495   $ 7,579,495
                                  ----------     -----------   -----------   -----------
Change in unrealized gains
   or losses included in
   earnings relating to
   securities still held at
   July 31, 2010                  $        0     $         0   $   164,238   $   164,238
                                  ----------     -----------   -----------   -----------

DERIVATIVE TRANSACTIONS

At July 31, 2010, the Fund had forward foreign currency exchange contracts outstanding as follows:

                                                                               Unrealized
 Exchange                           U.S. Value at                             Appreciation
   Date      Contracts to Receive   July 31, 2010   In Exchange for U.S. $   (Depreciation)
----------   --------------------   -------------   ----------------------   --------------
10/29/2010   1,095,000,000 JPY       $12,677,065          $12,502,711           $174,354

Forward Foreign Currency Exchange Contracts to Buy:

                                     U.S. Value                         U.S. Value     Unrealized
                   Contracts to      at July 31,                       at July 31,    Appreciation
Exchange Date         Receive           2010        In Exchange for        2010      (Depreciation)
-------------   -----------------   ------------   -----------------   -----------   --------------
   8/18/2010    1,274,000,000 HUF    $ 6,040,781     522,131,148 JPY   $ 5,837,382    $  203,399
   8/18/2010       17,485,000 PLN      5,753,392     497,290,885 JPY     5,699,932        53,460
   8/23/2010        5,100,000 AUD      4,475,836     386,850,300 JPY     4,603,834      (127,998)
   8/23/2010        6,610,000 AUD      5,768,303     498,559,250 JPY     5,966,930      (198,627)
   8/23/2010        8,425,000 EUR     10,825,381     935,646,800 JPY    11,010,099      (184,718)
   8/23/2010      306,000,000 JPY      3,570,210       2,731,948 EUR     3,540,403        29,807
   8/25/2010        1,240,315 AUD      1,055,775      91,250,000 JPY     1,119,389       (63,614)
   8/25/2010       11,830,000 AUD     10,686,080     923,591,760 JPY    10,676,621         9,459
    9/1/2010        3,456,690 CAD      3,540,664     306,000,000 JPY     3,361,213       179,451
    9/1/2010       10,730,000 CAD     10,580,460     914,410,600 JPY    10,433,628       146,832

   9/15/2010        1,370,000 GBP      2,190,978       1,676,600 EUR     2,149,308        41,670
   9/15/2010        3,555,000 GBP      5,610,779       4,293,530 EUR     5,577,219        33,560
   9/15/2010        7,785,000 GBP     12,345,943       9,447,472 EUR    12,213,404       132,539
   10/1/2010        1,581,514 EUR      2,083,310     180,000,000 JPY     2,066,655        16,655
   10/1/2010       10,056,062 EUR     12,580,878   1,087,000,000 JPY    13,140,833      (559,955)
  10/13/2010       16,023,166 NZD     11,529,028     996,000,000 JPY    11,568,483       (39,455)

The Fund had average contract amounts of $112,030,177 and $13,401,887 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, for the period from November 1, 2009 through July 31, 2010.

During the nine months ended July 31, 2010, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Multi-Sector Income Fund (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Fund's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  Wells Fargo Advantage Multi-Sector Income Fund


                                  By: /s/ Karla M. Rabusch

                                      Karla M. Rabusch
                                      President

                                  Date: September 28, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  Wells Fargo Advantage Multi-Sector Income Fund


                                  By: /s/ Karla M. Rabusch

                                      Karla M. Rabusch
                                      President

                                  Date: September 28, 2010


                                  By: /s/ Kasey Phillips

                                      Kasey Phillips
                                      Treasurer

                                  Date: September 28, 2010